Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$6,944,846.30	0.0268141	$-	-	$6,944,846.30
Class A-2 Notes	$406,000,000.00	1.0000000	$381,087,458.53	0.9386391	$24,912,541.47
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,073,274,846.30	0.8098171	$1,041,417,458.53	0.7857797	$31,857,387.77

Weighted Avg. Coupon (WAC)	3.33%		3.33%
Weighted Avg. Remaining Maturity (WARM)	53.21		52.30
Pool Receivables Balance	$1,116,634,717.29		$1,083,886,727.96
Remaining Number of Receivables	65,879		65,079

Adjusted Pool Balance	$1,093,305,046.68		$1,061,447,658.91

III. COLLECTIONS

Principal:
Principal Collections	$31,386,957.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$987,443.37
Total Principal Collections	$32,374,400.87

Interest:
Interest Collections	$2,990,397.42
Late Fees & Other Charges	$54,539.02
Interest on Repurchase Principal	$-
Total Interest Collections	$3,044,936.44

Collection Account Interest	$680.98
Reserve Account Interest	$70.89
Servicer Advances	$-

Total Collections	$35,420,089.18

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$35,420,089.18
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,420,089.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$930,528.93		$930,528.93	$930,528.93
Collection Account Interest					$680.98
Late Fees & Other Charges					$54,539.02
Total due to Servicer					$985,748.93

2. Class A Noteholders Interest:
Class A-1 Notes		$972.28		$972.28
Class A-2 Notes		$148,866.67		$148,866.67
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$625,051.95		$625,051.95	$625,051.95

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$33,650,290.30

9. Regular Principal Distribution Amount:					$31,857,387.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$6,944,846.30
Class A-2 Notes				$24,912,541.47
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,857,387.77		$31,857,387.77
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$31,857,387.77		$31,857,387.77

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,792,902.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,329,670.61
Beginning Period Amount	$23,329,670.61
Current Period Amortization	$890,601.56
Ending Period Required Amount	$22,439,069.05
Ending Period Amount	$22,439,069.05
Next Distribution Date Amount	$21,565,816.15

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.83%	1.89%	1.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	64,270	98.44%	$1,067,032,256.58
30 - 60 Days	0.90%	586	1.13%	$12,231,129.53
61 - 90 Days	0.26%	166	0.32%	$3,503,674.55
91 + Days	0.09%	57	0.10%	$1,119,667.30
		65,079		$1,083,886,727.96
Total
Delinquent Receivables 61 + days past due	0.34%	223	0.43%	$4,623,341.85
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	199	0.37%	$4,140,556.79
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	162	0.28%	$3,281,327.44
Three-Month Average Delinquency Ratio	0.30%		0.36%

Repossession in Current Period		52		$1,145,820.46
Repossession Inventory		103		$934,398.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,361,031.83
Recoveries				$(987,443.37)
Net Charge-offs for Current Period				$373,588.46

Beginning Pool Balance for Current Period				$1,116,634,717.29

Net Loss Ratio				0.40%
Net Loss Ratio for 1st Preceding Collection Period				1.00%
Net Loss Ratio for 2nd Preceding Collection Period				1.17%
Three-Month Average Net Loss Ratio for Current Period				0.86%

Cumulative Net Losses for All Periods				$5,071,744.59
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$4,922,315.22
Number of Extensions				218